Line of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Line of Credit
Note 5 Line of Credit
In November 2017, the Company entered into a line of credit agreement with UBS (the “UBS Agreement”). Issuance costs related to this transaction were not significant. There is no stated maturity date, there are no financial covenants and the amount of line of credit is solely dependent upon the total amount of assets the Company holds with UBS at any given point. During 2021, the Company repaid $3.9 million (unaudited) and the UBS Agreement was terminated in March 2021. As of December 31, 2020, the Company had an outstanding balance of $3.9 million, which included $0.01 million of accrued interest. The interest incurred related to this borrowing is included in Interest expense within the condensed consolidated statement of operations.

Note 10 Line of Credit
In November 2017, the Company entered into a line of credit agreement with UBS (the “UBS Agreement”). Issuance costs related to this transaction were not significant. There is no stated maturity date, there are no financial covenants and the amount of line of credit is solely dependent upon the total amount of assets the Company holds with UBS at any given point. As of December 31, 2020, the Company had $8.3 million of total borrowing availability and the interest rate was variable and based on 1.75% plus the
30-day
LIBOR rate. During 2020, the Company borrowed $3.9 million. As of December 31, 2020, the Company had an outstanding balance of $3.9 million, which includes $10 thousand of accrued interest. The interest incurred related to this borrowing is included in interest expense within the consolidated statements of operations. As of December 31, 2019, the Company had no outstanding balance under the line of credit.